Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 13. RELATED PARTY TRANSACTIONS

Loans from related parties

During the year ended December 31, 2022, the Company issued an unsecured promissory note in an aggregate principal amount of $112.8 million (the “Promissory Note”) to John H. Ruiz and Frank C. Quesada, the Company’s Chief Executive Officer and director and Chief Legal Officer and director, respectively (collectively, the “MSP Principals”), in exchange for the MSP Principals agreeing to provide cash to pay transaction costs related to the Merger, pay down affiliate payable balances, and provide operating cash to the Company. In addition to the amounts in the Promissory Note, at the merger date with LCAP, the MSP Principals contributed $13.0 million through funds that had been loaned to VRM MSP to cover related service fees. The Promissory Note as well as the amount contributed at the merger date bears interest at an annual rate of 4%, payable in kind, and will mature on the four-year anniversary of the issuance. The Promissory Note is payable by the Company at any time, without prepayment penalties, fees, or other expenses. During the three and nine months ended September 30, 2023, the Company recorded $1.3 million and $3.9 million, respectively, on interest expense related to the Promissory Note.

A portion of the proceeds under the Promissory Note in an amount equal to $36.5 million was advanced to the Law Firm, an affiliate of certain Members, for certain operating expenses pursuant to a legal services agreement. This amount is reflected in prepaid expenses and other current assets within the condensed consolidated balance sheets and had a balance of $13.4 million as of September 30, 2023. The advances of Law Firm expenses are reflected in Professional fees - legal within the condensed consolidated statement of operations. The advances are expensed as incurred, as the Company does not have recourse to any amounts incurred should Law Firm fail to secure recoveries, although it does have recourse to any amounts advanced that have not been incurred as an expense.

Under the legal services agreement, Company shall advance certain of Law Firm’s monthly expenses, including payroll and overhead; however, should Law Firm earn fees under the legal service agreements (the “Existing LSAs”) noted below, net of pre-existing obligations including payments to co-counsel sufficient to cover its monthly expenses, Company is entitled to reimbursement of the advance of said monthly expenses. Further, to the extent that Law Firm earns a surplus of fees in excess of its monthly expenses, said surplus shall be used to reimburse past amounts of Law Firm’s monthly expenses that Company advanced. For the nine months ended September 30, 2023, approximately $13.5 million of the $36.5 million advanced by the Company to the Law Firm has been incurred for expenses pursuant to the legal services agreement.

Legal Services – Law Firm

Certain Company entities have previously entered into the Existing LSAs with the Law Firm, an affiliate of certain Members, for the recovery of Claims. Pursuant to the terms of the Existing LSAs, the Law Firm provides the Company with investigation, case management, research and legal services in the pursuit of recovery of Claims in exchange for a portion of the recovered proceeds relating to such Claims. The Existing LSAs also provide that the Law Firm serves as lead counsel or co-lead counsel for any litigation relating to such Claims. As of September 30, 2023 and December 31, 2022 there was no amount due, as amounts paid through the prepaid noted above had covered amounts of existing LSAs due to the Law Firm for Claim recoveries. For the three and nine months ended September 30, 2023, $4.6 million and $13.5 million, respectively, was included in Professional fees – legal, for expenses related to the Law Firm in the condensed consolidated statements of operations. The amounts were largely due to the payment of Law Firm expenses per the related party loan as noted above. For the three and nine months ended September 30, 2022, $4.6 million and $24.7 million, respectively was included in Professional fees – legal for expenses related to the Law Firm in the condensed consolidated statements of operations. The amounts were largely due to share base compensation as noted below and the payment of Law Firm expenses per the related party loan as noted above. For the three and nine months ended September 30, 2023 and 2022, no amounts were included for cost of claims recoveries for expenses related to the Law Firm in the condensed consolidated statements of operations.

During the nine months ended September 30, 2023, the Company received a $4.95 million loan from the Law Firm, evidenced by an unsecured promissory note, to provide general operational funding. The aggregate unpaid principal amount of this promissory note is due 24 months from the date of the last advance from the Purchase Money Loan is made. This promissory note is payable by the Company at any time, without prepayment penalties, fees, or other expenses. The note does not carry any interest and can be repaid at any time or from time to time without a prepayment penalty.

The Law Firm may also collect and/or hold cash on behalf of the Company in the ordinary course of business. As of September 30, 2023 and December 31, 2022, $0.5 million and $2.1 million, respectively, was due from the Law Firm and included in the condensed consolidated balance sheets in Affiliate Receivable. In addition, the Company rents office space from the Law Firm as discussed in Note 8, Leases.

MSP Recovery Aviation, LLC

The Company may make payments related to operational expenses on behalf of its affiliate, MSP Recovery Aviation, LLC (“MSP Aviation”). The Company has made payments in the periods of the financial statements only related to specifically billed flights. As of both September 30, 2023 and December 31, 2022, $0.2 million was due from MSP Aviation and included in the condensed consolidated balance sheets in Affiliate Receivable. For the three and nine months ended September 30, 2023 $0.0 and $0.2 million was included in General and Administrative expenses related to MSP Aviation in the condensed consolidated statements of operations. For the three and nine months ended September 30, 2022, $0.2 million and $0.4 million, was included in General and Administrative expenses related to MSP Aviation in the condensed consolidated statements of operations.

Funds held for other entities

The Company may collect and/or hold cash on behalf of its affiliates in the ordinary course of business. As of both September 30, 2023 and December 31, 2022, $19.8 million and $19.8 million was due to affiliates of the Company and included in the condensed consolidated balance sheets in Affiliate Payable. These amounts were primarily due to Series MRCS, and will be repaid either through excess cash flows from operations or other financing. During the year ended December 31, 2022, the Company also entered into a note payable with Series MRCS as outlined in Note 7, Intangible Assets, Net. As of September 30, 2023 and December 31, 2022, the balance of the note payable was $0.5 million and included in the condensed consolidated balance sheets in Claims financing obligation and notes payable.

As of September 30, 2023 and December 31, 2022, there were additional receivables from other affiliates of $0.2 million and $0.1 million, respectively. These were included in the condensed consolidated balance sheets in Affiliate Receivable.

VRM

Historically, MSP Recovery has received Claims recovery service income for services provided to VRM MSP. The Company concluded that VRM MSP is a related party due to ownership interests in the entity held by Series MRCS LLC. During the three and nine months ended September 30, 2022, $0.0 and $10.6 million, respectively, of claims recovery service income was received from VRM MSP as part of the servicing agreement and was included in the condensed consolidated statements of operations. There was no Claims recovery service income for services provided to VRM MSP for the three and nine months ended September 30, 2023.

For the three and nine months ended September 30, 2023, the Company recorded $67.8 million and $159.2 million, respectively, for interest expense related to the VRM Full Return and Virage MTA Amendment. For the three and nine months ended September 30, 2022, the Company recorded $33.1 million and $46.5 million for interest expense related to the VRM Full Return. Prior the Business Combination, the Company had not guaranteed the VRM Full Return therefore no amount of interest was recorded by prior to Business Combination.

Working Capital Credit Facility Collateral

Pursuant to the Second Amended and Restated First Lien Credit Agreement, and in order to secure those additional advances of Term Loan B beginning in January 2024, the Company approved for Messrs. John Ruiz and Frank Quesada to provide, as additional collateral, the following: (i) a pledge of the equity interests in an Affiliate of Messrs. John Ruiz and Frank Quesada; and (ii) a personal guaranty by Messrs. John Ruiz and Frank Quesada, as primary obligors, guaranteeing those additional advances of Term Loan B beginning in January 2024.

Note 14. RELATED PARTY

Loan from related parties

During the year ended December 31, 2022, the Company issued an unsecured promissory note in an aggregate principal amount of $112.8 million (the “Promissory Note”) to John H. Ruiz and Frank C. Quesada, the Company’s Chief Executive Officer and director and Chief Legal Officer and director, respectively (collectively, the “MSP Principals”), to provide cash to pay transaction costs related to the Merger, pay down affiliate payable balances and provide operating cash to the Company. In addition to the amounts in the Promissory Note, at the merger date with LCAP, the MSP Principals contributed $13.0 million through funds that had been loaned to VRM MSP to cover related service fees. The Promissory Note as well as the amount contributed at the merger date bears interest at an annual rate of 4%, payable in kind, and will mature on the four-year anniversary of the issuance. The Promissory Note is payable by the Company at any time, without prepayment penalties, fees, or other expenses. During the year ended December 31, 2022, the Company recorded $2.7 million on interest expense related to the Promissory Note.

A portion of the proceeds under the Promissory Note in an amount equal to $36.5 million was advanced to the Law Firm, an affiliate of certain Members, for certain operating expenses as contemplated by the Legal Services Agreement. This amount is reflected in prepaid expenses and other current assets within the consolidated balance sheets and had a balance of $26.9 million as of December 31, 2022. The payments of Law Firm expenses are reflected in Professional fees - legal within the consolidated statement of operations. The payments are expense as incurred as the Company doesn't have recourse to these amounts, but if the Law Firm earns fees under the legal service agreements (the “Existing LSAs”) noted below, the Company would not be obligated to pay these costs until the amount of fees earned were in excess of the payments of Law Firm expenses and payments the Company has made to co-counsels. As of as December 31, 2022, the Company has paid Law Firm expenses and co-counsel fees equal to $21.9 million in excess of the fees earned under the Existing LSAs. Therefore, the Company would not be required to pay or incur expenses through cost of Claims recoveries until the amount of fees earned were in excess of the amounts already paid. As of December 31, 2022, this represents prepayments that would cover recoveries of $109.5 million assuming the 40% fees on the half owned by the Company as fees are not incurred on the half owned by the assignors.

Legal Services – MSP Recovery Law Firm

Certain Company entities have previously entered into the Existing LSAs with the Law Firm, an affiliate of certain Members, for the recovery of Claims. Pursuant to the terms of the Existing LSAs, the Law Firm provides the Company with investigation, case management, research and legal services in the pursuit of recovery of Claims in exchange for a portion of the recovered proceeds relating to such Claims. The Existing LSAs also provide that the Law Firm serves as exclusive lead counsel for any litigation relating to such Claims. As of December 31, 2022 there was no amount due as amounts paid through the prepaid noted above had covered amounts of existing LSAs due to the Law Firm for Claim recoveries. As of December 31, 2021, $5.5 million was due to the Law Firm and included in the consolidated balance sheets in Affiliate Payable. For the year ended December 31, 2022, $29.7 million was included in Professional fees - legal for expenses related to the Law Firm in the consolidated statements of operations. The amounts were largely due to share base compensation as noted below and the payment of Law Firm expenses per the related party loan as noted above. For the years ended December 31, 2021 and 2020, the amounts were de minimis. For the year ended December 31, 2022, $405 thousand were included in cost of Claims recoveries for expenses related to the Law Firm in the consolidated statements of operations. For the years ended December 31, 2021 and 2020, no amounts were included cost of Claims recoveries for expenses related to the Law Firm in the consolidated statements of operations.

The Law Firm may also collect and/or hold cash on behalf of the Company in the ordinary course of business. As of December 31, 2022 and December 31, 2021, $2.1 million and $3.4 million, respectively, was due from the Law Firm and included in the consolidated balance sheets in Affiliate Receivable. In addition, the Company rents office space from the Law Firm as discussed in Note 8, Leases.

For the year ended December 31, 2022, the Company issued 320,880 Class A common stock shares to the Law Firm employees, which was deemed to be share based compensation. As such $20.1 million of expense was included within Professional fees - Legal for expenses related to the Law Firm in the consolidated statements of operations for the year ended December 31, 2022.

MSP Recovery Aviation, LLC

The Company may make payments related to operational expenses on behalf of its affiliate, MSP Recovery Aviation, LLC (“MSP Aviation”). MSP Aviation was created to provide aircraft rental to third party customers and the Company. The Company has made payments in the periods of the financial statements only related to specifically billed flights and these rates are at or below the market rate for such services. As of both December 31, 2022 and December 31, 2021, $153 thousand was due from MSP Aviation and included in the consolidated balance sheets in Affiliate Receivable. For the year ended December 31, 2022, $400 thousand was included in General and Administrative expenses related to MSP Aviation in the consolidated statements of operations. For the year ended December 31, 2021 and 2020, the amounts were de minimis.

Funds held for other entities

The Company may collect and/or hold cash on behalf of its affiliates in the ordinary course of business. As of December 31, 2022 and December 31, 2021, $19.8 million and $39.7 million was due to affiliates of the Company and included in the consolidated balance sheets in Affiliate Payable. These amounts were primarily due to Series MRCS, and will be repaid either through excess cash flows from operations or other financing. During the year ended December 31, 2021, the Company also entered into a note payable with Series MRCS as outlined in Note 7, Intangible Assets, Net. As of December 31, 2022 and December 31, 2021, the balance of the note payable was $0.5 million and included in the consolidated balance sheets in Claims financing obligation and notes payable.

As of December 31, 2022 and December 31, 2021, there were additional receivables from other affiliates of $148 thousand and $92 thousand, respectively. As of December 31, 2021, $0.4 million was due to MSP National, LLC from Series MRCS. These were included in the consolidated balance sheets in Affiliate Receivable.

VRM

Historically, MSP Recovery, LLC has received Claims recovery service income for services provided to VRM MSP. The Company concluded that VRM MSP is a related party due to ownership interests in the entity held by Series MRCS LLC. During the years ended December 31, 2022, 2021 and 2020, $10.6 million, $11.5 million and $13.1 million, respectively, of Claims recovery service income was received from VRM MSP as part of the servicing agreement and was included in the consolidated statements of operations. As of the merger date, the VRM MSP servicing agreement was terminated.